FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2025
FINANCIAL INSTRUMENTS
Schedule of change in derivative financial instrument

	Derivative financial instruments
	Six Months Ended June 30,
	2025	2024

	U.S. dollars in thousands
Balance at beginning of the period	1,421	741
Initial recognition of financial liability	—	9,860
Initial recognition of unrecognized day 1 loss		(952)
Exercise of financial liability	(141)	—
Fair value adjustments recognized in profit or loss and recognition of day 1 loss	(1,269)	(7,108)
Balance at end of the period	11	2,541